VARIABLE INTEREST ENTITIES ("VIE") (Tables)	12 Months Ended
Dec. 31, 2024
VARIABLE INTEREST ENTITIES ("VIE")
Schedule of financial information about consolidated VIEs which are included in the balance sheet and statement of operations

	As of				As of
	December 31, 2024				December 31, 2023
	CT		Ohio				Ohio
	Solutions	Parma	Dispensaries	Total	TH/NVG	Parma	Dispensaries	Total
Current assets	$(80)	$16,545	$4,686	$21,151	$(351)	$10,616	$(2,257)	$8,008
Non-current assets	2,732	11,816	6,326	20,874	1,077	13,210	6,441	20,728
Total assets	$2,652	$28,361	$11,012	$42,025	$726	$23,826	$4,184	$28,736

Current liabilities	$671	$25,721	$1,969	$28,361	$604	$18,962	$1,647	$21,213
Non-current liabilities	801	132	3,238	4,171	383	1,280	3,369	5,032
Total liabilities	1,472	25,853	5,207	32,532	987	20,242	5,016	26,245

Noncontrolling interest	(652)	(10,058)	(3,966)	(14,676)	796	(10,158)	(1,764)	(11,126)
Equity (deficit) attributable to Ayr Wellness Inc.	1,832	12,566	9,771	24,169	(1,057)	13,742	932	13,617
Total liabilities and equity	$2,652	$28,361	$11,012	$42,025	$726	$23,826	$4,184	$28,736

	Year Ended					Year Ended
	December 31, 2024					December 31, 2023
	CT			Ohio				Ohio
	Solutions	NVG	Parma	Dispensaries	Total	TH/NVG	Parma	Dispensaries	Total
Revenues, net of discounts	$533	$—	$8,938	$13,318	$22,789	—	$3,170	$462	$3,632
Net income (loss) attributable to noncontrolling interest	(652)	(392)	100	(2,107)	(3,051)	(673)	(4,630)	(1,764)	(7,067)
Net income attributable to Ayr Wellness Inc.	—	—	96	—	96	—	(1,275)	—	(1,275)
Net income (loss)	$(652)	$(392)	$196	$(2,107)	$(2,955)	$(673)	$(5,905)	$(1,764)	$(8,342)

	CT			Ohio
	Solutions	TH/NVG	Parma	Dispensaries	Total
Noncontrolling interest at January 1, 2023	$—	$7,528	$(5,528)	$—	$2,000
Acquisition of Tahoe Hydro	—	(6,059)	—	—	(6,059)
Net loss attributable to noncontrolling interest during the period	—	(673)	(4,630)	(1,764)	(7,067)
Noncontrolling interest at December 31, 2023	—	796	(10,158)	(1,764)	(11,126)
Acquisition of variable interest entity	—	(404)	—	(95)	(499)
Net income (loss) attributable to noncontrolling interest during the period	(652)	(392)	100	(2,107)	(3,051)
Noncontrolling interest at December 31, 2024	$(652)	—	$(10,058)	$(3,966)	$(14,676)